Long-Term Debt - Debt Extinguishment and Modification Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Write off of debt issuance costs	$ 3,788		$ 3,788
Write off of loan discounts	1,374		1,374
Debt extinguishment and modification costs	$ 5,162	$ 0	$ 5,162	$ 0	$ 5,253	$ 1,466	$ 0